CONTRACT ASSETS AND CONTRACT LIABILITIES	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Feb. 28, 2025
Contract Assets And Contract Liabilities
CONTRACT ASSETS AND CONTRACT LIABILITIES

NOTE－5 CONTRACT ASSETS AND CONTRACT LIABILITIES

Contract assets, consisted of the following:

	As of August 31, 2025	As of February 28, 2025
	$’000	$’000

Revenue recognized to date	16,252	21,165
Less: Progress billings to date	(9,156)	(14,916)

Contract assets	7,096	6,249

Contract assets, current	7,096	6,249

Contract liabilities, consisted of the following:

	As of August 31, 2025	As of February 28, 2025
	$’000	$’000

Billings in advance of performance obligation under contracts	-	-

Contract liabilities related to contracts are balances due to customers under contracts. These arise if a particular milestone payment exceeds the revenue recognized to date under the cost-to-cost method.

The movement in contract liabilities is as follows:

	As of August 31, 2025	As of February 28, 2025
	$’000	$’000

Balance at beginning of the period/year	-	-
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	-	-
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	-	-

Balance at end of the period/year	-	-

The Company does not have contract liabilities during the financial years due to there is no billings in advance of performance obligation under contracts to the customers.

NOTE－5 CONTRACT ASSETS AND CONTRACT LIABILITIES

Contract assets, consisted of the following:

	As of February 28, 2025	As of February 29, 2024
	$’000	$’000

Revenue recognized to date	21,165	21,199
Less: Progress billings to date	(14,916)	(17,400)

Contract assets	6,249	3,799

Contract assets, current	6,249	3,799

Contract liabilities, consisted of the following:

	As of February 28, 2025	As of February 29, 2024
	$’000	$’000

Billings in advance of performance obligation under contracts	-	-

Contract liabilities related to contracts are balances due to customers under contracts. These arise if a particular milestone payment exceeds the revenue recognized to date under the cost-to-cost method.

The movement in contract liabilities is as follows:

	As of February 28, 2025	As of February 29, 2024
	$’000	$’000

Balance at beginning of the year	-	-
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	-	-
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	-	-

Balance at end of the year	-	-

The Company does not have contract liabilities during the financial years due to there is no billings in advance of performance obligation under contracts to the customers.